Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 660	$ 0	$ 15,309
Deferred	0	0	0
Total provision for income taxes	$ 660	$ 0	$ 15,912